Installment Payment Receivables, Net - Summary of sales type lease net investment in lease before allowance or credit loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sales-Type Lease, Net Investment in Lease, before Allowance for Credit Loss, Alternative [Abstract]
Current portion of installment payment receivables, net	¥ 887,202	¥ 156,069
Non-current portion of installment payment receivables, net	1,863,492	397,467
Total	¥ 2,750,694	¥ 553,536